Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of supplemental information, operating leases	Supplemental information related to operating leases was as follows:

	As of December 31,
(in thousands)	2022	2021
Cash paid for amounts included in the measurement of operating lease liabilities(1)	€3,828	€10,468
(1) The cash paid presented in 2021 includes the €6.7 million partial lease termination penalty payment related to the amendment to the operating lease agreement for office space in our corporate headquarters. The penalty was offset by €7.5 million of long-lived assets transferred to the landlord related to the terminated floor space, see Note 6 - Property and equipment, net.
Schedule of supplemental consolidated balance sheet information, operating leases	Supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
(in thousands)	2022	2021
Operating lease right-of-use assets	€45,028	€48,323
Current operating lease liabilities	€4,538	€2,269
Long-term operating lease liabilities	€40,729	€45,267
Total operating lease liabilities	€45,267	€47,536
Weighted average remaining lease term	14.6 years	15.6 years
Weighted average discount rate	3.4%	3.4%

Schedule of maturities of operating lease liabilities	Maturities of operating lease liabilities are as follows:

Year ended December 31,
(in thousands)	2022
2023	€5,979
2024	3,646
2025	3,630
2026	3,560
2027	3,560
2028 and thereafter	37,080
Total lease payments	57,455
Less: imputed interest	(12,188)
Total	€45,267